NOTE 11 - INCOME TAXES - Deferred Tax Assets and Reconcilation of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net Operating loss carryforward	$ 3,688,668	$ 1,131,809
Effective Income Tax Rate Reconciliation, Deduction, Percent	2100.00%	2100.00%
Deferred tax asset	$ 774,620	$ 237,680
Foreign taxes	(25,806)	(17,755)
Less: valuation allowance	(748,814)	(219,925)
Net deferred tax asset